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                                                    ----------------------------
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                                                    hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08355
                                   -----------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    6200 The Corners Parkway          Norcross, Georgia             30092
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------

Date of fiscal year end:        December 31, 2005
                          ---------------------------------------

Date of reporting period:       December 31, 2005
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


LETTER TO SHAREHOLDERS
================================================================================

Dear Wells Shareholder:

As a Wells S&P REIT Index Fund investor, you've made the wise decision to include diversified real estate in your holdings, and we are honored that our Fund is part of your portfolio.

Real estate continues to gain momentum as more and more investors recognize its importance in a well-diversified portfolio. Investment-grade real estate -- that is, real estate holdings apart from the home you live in -- may help provide the balance and diversification that every portfolio needs. As more people have realized this, we've seen a surge in the popularity of real estate investment trusts (REITs) in recent years. At this time, many analysts believe this growth shows no signs of slowing because investment-grade real estate tends to hold its value long-term.

The Wells S&P REIT Index Fund seeks to mirror the REIT holdings of the S&P REIT Composite Index, which represents approximately 90% of the total U.S. publicly traded REIT market. The correlation between the Fund and the Index for 2005 was high, with the Index posting a gain of 11.33% for 2005, while the Wells S&P REIT Index Fund (Class "A" Shares) posted a return of 10.15%.1 The top five sectors for the Fund included 30.8% in retail, 28.2% in office/industrial properties, 18.7% in residential, 6.3% in specialty, and 5.7% in diversified. In addition, the portfolio includes all three REIT types -- equity, mortgage, and hybrid.

We believe in the strength and endurance of U.S. real estate and are glad that you've chosen the Wells S&P REIT Index Fund as part of your holdings. If you have any questions or concerns, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit www.wellsref.com.

Sincerely,

/s/ Leo F. Wells III

Leo F. Wells III
President
Wells Real Estate Funds



1 Performance does not reflect the impact of taxes and sales charges which, if reflected, would reduce performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. Performance through the most recent month-end is available at www.wellsref.com or by calling 800-282-1581. The performance of Class "A" shares will differ from the performance of the other classes of shares to the extent that the classes have different expenses and sales load structures. The Wells S&P REIT Index Fund's returns will vary from the S&P REIT Composite Index. Differences in performance are due in part to (but not limited to) the Fund's expenses, the level of cash allocation in the Fund, and the degree of cash flows into and out of the Fund matched with the corresponding portfolio transactions to invest investor purchases or manage redemptions. The Fund's investment return and principal will fluctuate. Upon redemption, shares may be worth more or less than their original cost.

PAST PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
      IN THE WELLS S&P REIT INDEX FUND(a) AND THE S&P REIT COMPOSITE INDEX


                               [GRAPHIC OMITTED]

          WELLS S&P REIT INDEX FUND         S&P REIT COMPOSITE INDEX
          -------------------------         ------------------------

           DATE            BALANCE           DATE            BALANCE
           ----            -------           ----            -------
         3/02/1998          9,600          3/02/1998         10,000
         3/31/1998          9,629          3/31/1998         10,196
         6/30/1998          9,082          6/30/1998          9,689
         9/30/1998          8,055          9/30/1998          8,578
        12/31/1998          7,717         12/31/1998          8,235
         3/31/1999          7,383          3/31/1999          7,862
         6/30/1999          8,081          6/30/1999          8,608
         9/30/1999          7,374          9/30/1999          7,854
        12/31/1999          7,235         12/31/1999          7,752
         3/31/2000          7,389          3/31/2000          7,928
         6/30/2000          8,145          6/30/2000          8,749
         9/30/2000          8,852          9/30/2000          9,582
        12/31/2000          9,229         12/31/2000         10,004
         3/31/2001          9,189          3/31/2001          9,987
         6/30/2001         10,166          6/30/2001         11,103
         9/30/2001          9,945          9/30/2001         10,873
        12/31/2001         10,394         12/31/2001         11,433
         3/31/2002         11,217          3/31/2002         12,386
         6/30/2002         11,704          6/30/2002         12,982
         9/30/2002         10,655          9/30/2002         11,828
        12/31/2002         10,701         12/31/2002         11,900
         6/30/2003         12,097          6/30/2003         13,556
        12/31/2003         14,326         12/31/2003         16,201
         6/30/2004         15,079          6/30/2004         17,152
        12/31/2004         18,643         12/31/2004         21,410
         6/30/2005         19,693          6/30/2005         22,707
        12/31/2005         20,535         12/31/2005         23,892



Past performance is not predictive of future performance.



               --------------------------------------------------
                            Wells S&P REIT Index Fund
                        Average Annual Total Returns(b)
                       (periods ended December 31, 2005)

                             1 Year   5 Years  Since Inception(c)
                             ------   -------  ------------------
                Class A       5.73%    16.39%        9.62%
                Class B       4.48%    16.27%       13.83%
                Class C       8.42%    16.48%       13.97%
                Class I      10.51%     n/a         23.89%
               --------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, the initial public offering of Class C shares commenced on May 5, 1999 and the initial public offering of Class I shares commenced on August 25, 2003.

WELLS S&P REIT INDEX FUND
ASSET ALLOCATION (% OF COMMON STOCKS)
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                     Apartment/Residential - 18.5%
                                     Diversified - 5.7%
                                     Health Care - 4.2%
                                     Hotel - 2.3%
            [GRAPHIC OMITTED]        Industrial/Office - 28.0%
                                     Mortgage - 1.0%
                                     Retail Centers - 30.5%
                                     Self Storage - 3.5%
                                     Specialty - 6.3%



WELLS S&P REIT INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                       % OF
                                                    NET ASSETS
                                                    ----------

                   Simon Property Group, Inc.          5.5%
                   Equity Office Properties Trust      4.8%
                   ProLogis                            4.4%
                   Equity Residential                  4.4%
                   General Growth Properties, Inc.     4.4%
                   Vornado Realty Trust                3.8%
                   Archstone-Smith Trust               3.4%
                   Boston Properties, Inc.             2.6%
                   Plum Creek Timber Co., Inc.         2.6%
                   Avalonbay Communities, Inc.         2.5%

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================
ASSETS
Investment securities:
  At acquisition cost ..........................................  $262,850,853
                                                                  ============
  At market value (Note 1) .....................................  $343,827,267
Dividends receivable ...........................................     1,509,345
Receivable for capital shares sold .............................       452,408
Other assets ...................................................        89,482
                                                                  ------------
  TOTAL ASSETS .................................................   345,878,502
                                                                  ------------

LIABILITIES
Dividends payable ..............................................     5,254,545
Payable for capital shares redeemed ............................       500,213
Payable to Adviser (Note 3) ....................................       218,363
Payable to affiliate (Note 3) ..................................        70,500
Other accrued expenses and liabilities .........................        29,268
                                                                  ------------
  TOTAL LIABILITIES ............................................     6,072,889
                                                                  ------------

NET ASSETS .....................................................  $339,805,613
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital ................................................  $261,417,452
Distributions in excess of net realized gains from security
  transactions .................................................    (2,588,253)
Net unrealized appreciation on investments .....................    80,976,414
                                                                  ------------
Net assets .....................................................  $339,805,613
                                                                  ============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ........................  $210,471,007
                                                                  ============
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................    18,075,997
                                                                  ============
Net asset value and redemption price per share (Note 1) ........  $      11.64
                                                                  ============
Maximum offering price per share (Note 1) ......................  $      12.13
                                                                  ============


PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ........................  $ 55,230,848
                                                                  ============
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................     4,663,499
                                                                  ============
Net asset value and offering price per share(a) (Note 1) .......  $      11.84
                                                                  ============


PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ........................  $ 73,420,280
                                                                  ============
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................     6,225,642
                                                                  ============
Net asset value and offering price per share(a) (Note 1) .......  $      11.79
                                                                  ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ........................  $    683,478
                                                                  ============
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................        58,684
                                                                  ============
Net asset value, offering price and redemption price per share
  (Note 1) .....................................................  $      11.65
                                                                  ============


(a)  Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================
INVESTMENT INCOME
  Dividends ....................................................  $ 10,491,388
                                                                  ------------
EXPENSES
  Investment advisory fees (Note 3) ............................     1,658,000
  Distribution expenses, Class A (Note 3) ......................       518,599
  Distribution expenses, Class B (Note 3) ......................       527,426
  Distribution expenses, Class C (Note 3) ......................       707,590
  Transfer agent fees, Class A (Note 3) ........................       218,726
  Transfer agent fees, Class B (Note 3) ........................        59,582
  Transfer agent fees, Class C (Note 3) ........................        77,947
  Transfer agent fees, Class R (Note 3) ........................         6,000
  Transfer agent fees, Class I (Note 3) ........................        18,000
  Administrative services fees (Note 3) ........................       349,477
  Trustees fees ................................................       202,500
  Postage and supplies expense .................................       194,736
  Custodian fees ...............................................       112,251
  Professional fees ............................................        96,218
  Accounting services fees (Note 3) ............................        89,028
  Registration fees, Common ....................................        24,727
  Registration fees, Class A ...................................        25,720
  Registration fees, Class B ...................................         9,888
  Registration fees, Class C ...................................        12,595
  Registration fees, Class R ...................................         7,794
  Registration fees, Class I ...................................         1,485
  Reports to shareholders ......................................        38,229
  Insurance expense ............................................        28,013
  Interest expense (Note 5) ....................................        10,220
  Other expenses ...............................................       110,782
                                                                  ------------
    TOTAL EXPENSES .............................................     5,105,533
    Fees waived by the Adviser (Note 3) ........................      (456,628)
    Class A expenses waived/reimbursed by the Adviser (Note 3) .      (244,420)
    Class B expenses waived/reimbursed by the Adviser (Note 3) .       (63,849)
    Class C expenses waived/reimbursed by the Adviser (Note 3) .       (90,000)
    Class R expenses waived/reimbursed by the Adviser (Note 3) .       (13,572)
    Class I expenses waived/reimbursed by the Adviser (Note 3) .       (19,438)
                                                                  ------------
    NET EXPENSES ...............................................     4,217,626
                                                                  ------------

NET INVESTMENT INCOME ..........................................     6,273,762
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ................    27,783,372
  Net change in unrealized appreciation/depreciation on
    investments ................................................    (2,961,566)
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............    24,821,806
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................  $ 31,095,568
                                                                  ============



See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                              YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                                  2005            2004(a)
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..................................   $   6,273,762    $   7,075,632
  Net realized gains from security transactions ..........      27,783,372       24,658,935
  Net change in unrealized appreciation/depreciation on
    investments ..........................................      (2,961,566)      39,535,640
                                                             -------------    -------------
Increase in net assets from operations ...................      31,095,568       71,270,207
                                                             -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A ..........      (4,495,669)      (5,080,419)
  Dividends from net investment income, Class B ..........        (750,899)        (854,771)
  Dividends from net investment income, Class C ..........      (1,011,291)      (1,131,812)
  Dividends from net investment income, Class R ..........            (385)            (800)
  Dividends from net investment income, Class I ..........         (15,518)          (7,830)
  Distributions from net realized gains, Class A .........     (17,389,172)     (16,450,501)
  Distributions from net realized gains, Class B .........      (4,499,796)      (3,936,404)
  Distributions from net realized gains, Class C .........      (6,009,737)      (5,254,350)
  Distributions from net realized gains, Class R .........            --             (4,558)
  Distributions from net realized gains, Class I .........         (55,918)         (45,095)
  Return of capital, Class A .............................      (3,615,813)      (1,251,611)
  Return of capital, Class B .............................        (901,231)        (270,394)
  Return of capital, Class C .............................      (1,215,764)        (351,976)
  Return of capital, Class R .............................            (295)            (156)
  Return of capital, Class I .............................         (11,133)            (674)
                                                             -------------    -------------
Decrease in net assets from distributions to shareholders      (39,972,621)     (34,641,351)
                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
  Proceeds from shares sold ..............................      47,477,936      119,152,475
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................      20,881,235       18,854,209
  Payments for shares redeemed ...........................     (65,065,273)    (118,535,388)
                                                             -------------    -------------
Net increase in net assets from Class A share transactions       3,293,898       19,471,296
                                                             -------------    -------------

CLASS B
  Proceeds from shares sold ..............................       7,702,645       14,407,104
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................       5,071,022        4,101,189
  Payments for shares redeemed ...........................      (7,898,668)      (4,686,670)
                                                             -------------    -------------
Net increase in net assets from Class B share transactions       4,874,999       13,821,623
                                                             -------------    -------------

CLASS C
  Proceeds from shares sold ..............................      14,913,091       26,129,723
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................       6,651,173        5,569,280
  Payments for shares redeemed ...........................     (15,253,148)      (9,252,442)
                                                             -------------    -------------
Net increase in net assets from Class C share transactions       6,311,116       22,446,561
                                                             -------------    -------------


6

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================
                                                              YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                                  2005            2004(a)
---------------------------------------------------------------------------------------------
CLASS R
  Proceeds from shares sold ..............................   $      30,824    $      48,302
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................             680            5,514
  Payments for shares redeemed ...........................         (84,919)            --
                                                             -------------    -------------
Net increase (decrease) in net assets from Class R share
  transactions ...........................................         (53,415)          53,816
                                                             -------------    -------------

CLASS I
  Proceeds from shares sold ..............................         288,833          463,188
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................          77,285           50,482
  Payments for shares redeemed ...........................        (261,718)         (12,493)
                                                             -------------    -------------
Net increase in net assets from Class I share transactions         104,400          501,177
                                                             -------------    -------------

TOTAL INCREASE IN NET ASSETS .............................       5,653,945       92,923,329

NET ASSETS
  Beginning of year ......................................     334,151,668      241,228,339
                                                             -------------    -------------
  End of year ............................................   $ 339,805,613    $ 334,151,668
                                                             =============    =============

Undistributed net investment income ......................   $        --      $        --
                                                             =============    =============


(a) Except for Class R shares, which represents the period from the  initial  public offering
    (January 27, 2004) through December 31, 2004.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================================
                                                          YEAR            YEAR            YEAR            YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED          ENDED
                                                         DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,
                                                           2005            2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $     11.97     $     10.31     $      8.26     $      8.63    $      8.14
                                                       -----------     -----------     -----------     -----------    -----------

Income (loss) from investment operations:
  Net investment income ............................          0.27            0.31            0.28            0.34           0.37
  Net realized and unrealized gains
   (losses) on investments .........................          0.92            2.73            2.45           (0.07)          0.63
                                                       -----------     -----------     -----------     -----------    -----------
Total from investment operations ...................          1.19            3.04            2.73            0.27           1.00
                                                       -----------     -----------     -----------     -----------    -----------

Less distributions:
  Dividends from net investment income .............         (0.27)          (0.31)          (0.28)          (0.34)         (0.37)
  Distributions from net realized gains ............         (1.04)          (0.99)          (0.28)          (0.18)          --
  Return of capital ................................         (0.21)          (0.08)          (0.12)          (0.12)         (0.14)
                                                       -----------     -----------     -----------     -----------    -----------
Total distributions ................................         (1.52)          (1.38)          (0.68)          (0.64)         (0.51)
                                                       -----------     -----------     -----------     -----------    -----------

Net asset value at end of year .....................   $     11.64     $     11.97     $     10.31     $      8.26    $      8.63
                                                       ===========     ===========     ===========     ===========    ===========

Total return(a) ....................................         10.15%          30.13%          33.88%           2.97%         12.63%
                                                       ===========     ===========     ===========     ===========    ===========

Net assets at end of year (000's) ..................   $   210,471     $   212,993     $   170,443     $    93,545    $    74,470
                                                       ===========     ===========     ===========     ===========    ===========

Ratio of net expenses to average net assets(b) .....          0.99%           0.99%           0.99%           0.99%          0.99%

Ratio of net investment income to average net assets          2.17%           2.86%           3.19%           3.96%          4.61%

Portfolio turnover rate ............................            18%             26%             13%             10%             5%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of  expenses to  average net  assets would  have  been
     1.25%, 1.30%,  1.34%,  1.38% and 1.26% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).

See accompanying notes to financial statements.








8

WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================================
                                                          YEAR            YEAR            YEAR            YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED          ENDED
                                                         DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,
                                                           2005            2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $     12.15     $     10.46     $      8.37     $      8.75    $      8.24
                                                       -----------     -----------     -----------     -----------    -----------

Income (loss) from investment operations:
  Net investment income ............................          0.18            0.23            0.22            0.27           0.30
  Net realized and unrealized gains
    (losses) on investments ........................          0.94            2.76            2.48           (0.07)          0.66
                                                       -----------     -----------     -----------     -----------    -----------
Total from investment operations ...................          1.12            2.99            2.70            0.20           0.96
                                                       -----------     -----------     -----------     -----------    -----------

Less distributions:
  Dividends from net investment income .............         (0.18)          (0.23)          (0.22)          (0.27)         (0.30)
  Distributions from net realized gains ............         (1.04)          (0.99)          (0.28)          (0.18)          --
  Return of capital ................................         (0.21)          (0.08)          (0.11)          (0.13)         (0.15)
                                                       -----------     -----------     -----------     -----------    -----------
Total distributions ................................         (1.43)          (1.30)          (0.61)          (0.58)         (0.45)
                                                       -----------     -----------     -----------     -----------    -----------

Net asset value at end of year .....................   $     11.84     $     12.15     $     10.46     $      8.37    $      8.75
                                                       ===========     ===========     ===========     ===========    ===========

Total return(a) ....................................          9.35%          29.12%          32.98%           2.13%         11.88%
                                                       ===========     ===========     ===========     ===========    ===========

Net assets at end of year (000's) ..................   $    55,231     $    51,588     $    31,854     $    18,880    $    12,708
                                                       ===========     ===========     ===========     ===========    ===========

Ratio of net expenses to average net assets(b) .....          1.74%           1.74%           1.74%           1.74%          1.74%

Ratio of net investment income to average net assets          1.42%           2.11%           2.44%           3.21%          3.86%

Portfolio turnover rate ............................            18%             26%             13%             10%             5%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b)  Absent  fee  waivers  and  expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have  been
     2.00%,  1.94%,  1.96%, 1.99% and 2.01% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).

See accompanying notes to financial statements.










                                                                                                                                   9

WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================================
                                                          YEAR            YEAR            YEAR            YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED          ENDED
                                                         DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,
                                                           2005            2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year ...............   $     12.10     $     10.43     $      8.35     $      8.72    $      8.22
                                                       -----------     -----------     -----------     -----------    -----------

Income (loss) from investment operations:
  Net investment income ............................          0.18            0.23            0.22            0.27           0.30
  Net realized and unrealized gains
   (losses) on investments .........................          0.94            2.74            2.47           (0.06)          0.65
                                                       -----------     -----------     -----------     -----------    -----------
Total from investment operations ...................          1.12            2.97            2.69            0.21           0.95
                                                       -----------     -----------     -----------     -----------    -----------

Less distributions:
  Dividends from net investment income .............         (0.18)          (0.23)          (0.22)          (0.27)         (0.30)
  Distributions from net realized gains ............         (1.04)          (0.99)          (0.28)          (0.18)          --
  Return of capital ................................         (0.21)          (0.08)          (0.11)          (0.13)         (0.15)
                                                       -----------     -----------     -----------     -----------    -----------
Total distributions ................................         (1.43)          (1.30)          (0.61)          (0.58)         (0.45)
                                                       -----------     -----------     -----------     -----------    -----------

Net asset value at end of year .....................   $     11.79     $     12.10     $     10.43     $      8.35    $      8.72
                                                       ===========     ===========     ===========     ===========    ===========

Total return(a) ....................................          9.39%          29.01%          32.94%           2.25%         11.78%
                                                       ===========     ===========     ===========     ===========    ===========

Net assets at end of year (000's) ..................   $    73,420     $    68,912     $    38,861     $    19,350    $     9,339
                                                       ===========     ===========     ===========     ===========    ===========

Ratio of net expenses to average net assets(b) .....          1.74%           1.74%           1.74%           1.74%          1.74%

Ratio of net investment income to average net assets          1.42%           2.11%           2.44%           3.21%          3.86%

Portfolio turnover rate ............................            18%             26%             13%             10%             5%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b)  Absent fee  waivers and  expense  reimbursements by  the Adviser, the  ratio of expenses to average net assets would have  been
     2.01%,  1.94%,  1.96%, 1.99% and 2.01% for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).

See  accompanying  notes to  financial  statements.

WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================
                                                          YEAR          YEAR          PERIOD
                                                          ENDED         ENDED         ENDED
                                                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                           2005          2004         2003(a)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $     11.97   $     10.31   $      9.39
                                                       -----------   -----------   -----------

Income from investment operations:
  Net investment income ............................          0.30          0.29          0.13
  Net realized and unrealized gains on investments .          0.93          2.77          1.25
                                                       -----------   -----------   -----------
Total from investment operations ...................          1.23          3.06          1.38
                                                       -----------   -----------   -----------

Less distributions:
  Dividends from net investment income .............         (0.30)        (0.29)        (0.13)
  Distributions from net realized gains ............         (1.04)        (0.99)        (0.28)
  Return of capital ................................         (0.21)        (0.12)        (0.05)
                                                       -----------   -----------   -----------
Total distributions ................................         (1.55)        (1.40)        (0.46)
                                                       -----------   -----------   -----------

Net asset value at end of period ...................   $     11.65   $     11.97   $     10.31
                                                       ===========   ===========   ===========

Total return .......................................         10.51%        30.44%        14.78%(c)
                                                       ===========   ===========   ===========

Net assets at end of period (000's) ................   $       683   $       598   $        69
                                                       ===========   ===========   ===========

Ratio of net expenses to average net assets(b) .....          0.74%         0.74%         0.74%(d)

Ratio of net investment income to average net assets          2.42%         3.11%         3.44%(d)

Portfolio turnover rate ............................            18%           26%           13%(d)

(a)  Represents  the period from the initial  public  offering of Class I shares (August 25, 2003)
     through December 31, 2003.
(b)  Absent fee waivers and expense  reimbursements  by  the Adviser,  the  ratio of  expenses  to average net assets would have been 3.92%,  9.41% and 27.09%(d) for the periods ended December
     31, 2005, 2004 and 2003,  respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
================================================================================
COMMON STOCKS -- 100.9%                                  SHARES         VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 18.7%
American Land Lease, Inc. ...........................        8,640  $   204,509
AMLI Residential Properties Trust ...................       33,850    1,287,993
Apartment Investment & Management Co. - Class A .....      126,110    4,775,786
Archstone-Smith Trust ...............................      279,326   11,700,966
Associated Estates Realty Corp. .....................       20,180      182,427
Avalonbay Communities, Inc. .........................       96,884    8,646,897
BRE Properties, Inc. - Class A ......................       67,460    3,068,081
Camden Property Trust ...............................       68,695    3,978,814
Equity Residential ..................................      379,710   14,854,255
Essex Property Trust, Inc. ..........................       30,110    2,776,142
Home Properties, Inc. ...............................       41,920    1,710,336
Inland Real Estate Corp. ............................       88,873    1,314,432
Mid-America Apartment Communities, Inc. .............       25,590    1,241,115
Post Properties, Inc. ...............................       53,690    2,144,916
Sun Communities, Inc. ...............................       21,190      665,366
Town & Country Trust ................................       23,250      786,083
United Dominion Realty Trust, Inc. ..................      180,760    4,237,014
                                                                   ------------
                                                                     63,575,132
                                                                   ------------
DIVERSIFIED -- 5.7%
Colonial Properties Trust ...........................       59,021    2,477,702
Duke Realty Corp. ...................................      181,120    6,049,408
EastGroup Properties, Inc. ..........................       29,110    1,314,608
Glenborough Realty Trust, Inc. ......................       45,820      829,342
iStar Financial, Inc. ...............................      149,030    5,312,920
Pennsylvania Real Estate Investment Trust ...........       48,390    1,807,850
Washington Real Estate Investment Trust .............       55,520    1,685,032
                                                                   ------------
                                                                     19,476,862
                                                                   ------------
HEALTH CARE -- 4.2%
Health Care Property Investors, Inc. ................      179,026    4,575,905
Health Care REIT, Inc. ..............................       75,940    2,574,366
Healthcare Realty Trust, Inc. .......................       62,923    2,093,448
LTC Properties, Inc. ................................       26,680      561,080
National Health Investors, Inc. .....................       30,730      797,751
Nationwide Health Properties, Inc. ..................       89,020    1,905,028
Senior Housing Properties Trust .....................       66,850    1,130,433
Universal Health Realty Income Trust ................       15,564      487,776
Windrose Medical Properties Trust ...................       18,620      276,693
                                                                   ------------
                                                                     14,402,480
                                                                   ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
HOTEL -- 2.4%
Equity Inns, Inc. ...................................       71,150  $   964,082
FelCor Lodging Trust, Inc. ..........................       65,820    1,132,762
Hospitality Properties Trust ........................       94,770    3,800,277
LaSalle Hotel Properties ............................       46,910    1,722,535
Winston Hotels, Inc. ................................       34,930      345,807
                                                                   ------------
                                                                      7,965,463
                                                                   ------------
INDUSTRIAL/OFFICE -- 28.2%
Alexandria Real Estate Equities, Inc. ...............       29,630    2,385,215
AMB Property Corp. ..................................      112,600    5,536,542
Arden Realty, Inc. ..................................       88,300    3,958,489
Bedford Property Investors, Inc. ....................       19,040      417,738
Boston Properties, Inc. .............................      118,230    8,764,390
Brandywine Realty Trust .............................      116,550    3,252,911
CarrAmerica Realty Corp. ............................       77,050    2,668,241
CenterPoint Properties Trust ........................       64,190    3,176,121
Corporate Office Properties Trust ...................       40,170    1,427,642
Cousins Properities, Inc. ...........................       50,620    1,432,546
Crescent Real Estate Equities Co. ...................      103,900    2,059,298
Equity Office Properties Trust ......................      535,195   16,232,464
First Industrial Realty Trust, Inc. .................       56,940    2,192,190
Highwoods Properties, Inc. ..........................       71,190    2,025,356
HRPT Properties Trust ...............................      276,530    2,862,086
Kilroy Realty Corp. .................................       38,110    2,359,009
Lexington Corporate Properties Trust ................       68,490    1,458,837
Liberty Property Trust ..............................      116,270    4,982,170
Mack-Cali Realty Corp. ..............................       81,550    3,522,960
Monmouth Real Estate Investment Corp. - Class A .....       25,110      201,382
Parkway Properties, Inc. ............................       18,710      751,019
ProLogis ............................................      320,850   14,990,112
PS Business Parks, Inc. .............................       21,520    1,058,784
Reckson Associates Realty Corp. .....................      108,780    3,913,904
SL Green Realty Corp. ...............................       55,520    4,241,173
                                                                   ------------
                                                                     95,870,579
                                                                   ------------
MORTGAGE -- 1.1%
Thornburg Mortgage, Inc. ............................      137,120    3,592,544
                                                                   ------------

RETAIL CENTERS -- 30.8%
Acadia Realty Trust .................................       41,560      833,278
CBL & Associates Properties, Inc. ...................       55,430    2,190,039
Cedar Shopping Centers, Inc. ........................       37,560      528,469
Developers Diversified Realty Corp. .................      143,442    6,744,643
Equity Lifestyle Properties, Inc. ...................       24,970    1,111,165
Equity One, Inc. ....................................       50,500    1,167,560
Federal Realty Investment Trust .....................       69,500    4,215,175
General Growth Properties, Inc. .....................      314,600   14,783,054
Glimcher Realty Trust ...............................       48,100    1,169,792
Heritage Property Investment Trust ..................       62,430    2,085,162

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
RETAIL CENTERS -- 30.8% (CONTINUED)
Kimco Realty Corp. ..................................      263,550  $ 8,454,684
Macerich Co. (The) ..................................       78,980    5,302,717
Mills Corp. .........................................       74,580    3,127,885
New Plan Excel Realty Trust .........................      137,340    3,183,541
Pan Pacific Retail Properties, Inc. .................       53,630    3,587,311
Ramco-Gershenson Properties Trust ...................       22,270      593,495
Regency Centers Corp. ...............................       89,430    5,271,898
Saul Centers, Inc. ..................................       14,730      531,753
Simon Property Group, Inc. ..........................      245,680   18,826,458
Tanger Factory Outlet Centers, Inc. .................       40,480    1,163,395
Taubman Centers, Inc. ...............................       66,930    2,325,818
Urstadt Biddle Properties - Class A .................       29,304      475,018
Vornado Realty Trust ................................      155,560   12,984,593
Weingarten Realty Investors .........................      105,905    4,004,268
                                                                   ------------
                                                                    104,661,171
                                                                   ------------
SELF STORAGE -- 3.5%
Public Storage, Inc. ................................      108,944    7,377,688
Shurgard Storage Centers, Inc. - Class A ............       61,820    3,505,812
Sovran Self Storage, Inc. ...........................       22,620    1,062,461
                                                                   ------------
                                                                     11,945,961
                                                                   ------------
SPECIALTY -- 6.3%
Centracore Properties Trust .........................       14,540      390,690
Commercial Net Lease Realty .........................       71,430    1,455,029
Entertainment Properties Trust ......................       34,100    1,389,575
Innkeepers USA Trust ................................       56,560      904,960
MeriStar Hospitality Corp.(a) .......................      115,290    1,083,726
Plum Creek Timber Co., Inc. .........................      242,520    8,742,846
Rayonier, Inc. ......................................       99,949    3,982,968
Realty Income Corp. .................................      110,280    2,384,254
Trustreet Properties, Inc. ..........................       77,470    1,132,611
                                                                   ------------
                                                                     21,466,659
                                                                   ------------

TOTAL COMMON STOCKS (Cost $261,980,437) .............              $342,956,851
                                                                   ------------

================================================================================
CASH EQUIVALENTS -- 0.3%                                 SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class A
(Cost $870,416) .....................................      870,416  $   870,416
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.2%
(Cost $262,850,853) .................................              $343,827,267

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%) .....                (4,021,654)
                                                                   ------------

NET ASSETS -- 100.0% ................................              $339,805,613
                                                                   ============



(a)  Non-income producing security.

Industry classifications are based on S&P categories.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Prior to May 1, 2005, a fifth class, Class R, was also offered. Class R shares were sold without any sales loads and an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class R shares. The offering of Class R shares was discontinued on April 30, 2005.

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares, is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
================================================================================
The tax character of distributions paid during the periods ended December 31, 2005 and December 31, 2004 are as follows:

-------------------------------------------------------------------------------------------------
                                                                     RETURN OF
                              PERIOD      ORDINARY      LONG-TERM     CAPITAL         TOTAL
                              ENDED        INCOME     CAPITAL GAINS (NONTAXABLE)  DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
              CLASS A        12/31/05    $ 4,728,433   $17,156,407   $ 3,615,814   $25,500,654
                             12/31/04    $ 5,853,002   $15,677,918   $ 1,251,611   $22,782,531
-------------------------------------------------------------------------------------------------
              CLASS B        12/31/05    $   811,131   $ 4,439,564   $   901,231   $ 6,151,926
                             12/31/04    $ 1,039,641   $ 3,751,534   $   270,394   $ 5,061,569
-------------------------------------------------------------------------------------------------
              CLASS C        12/31/05    $ 1,091,735   $ 5,929,292   $ 1,215,764   $ 8,236,791
                             12/31/04    $ 1,378,578   $ 5,007,584   $   351,976   $ 6,738,138
-------------------------------------------------------------------------------------------------
              CLASS R        12/31/05    $       385   $      --     $       295   $       680
                             12/31/04    $     1,014   $     4,344   $       156   $     5,514
-------------------------------------------------------------------------------------------------
              CLASS I        12/31/05    $    16,266   $    55,169   $    11,133   $    82,568
                             12/31/04    $     9,948   $    42,977   $       674   $    53,599
-------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2005:

              Federal income tax cost ...........          $ 265,439,106
                                                           =============
              Gross unrealized appreciation .....          $  82,547,212
              Gross unrealized depreciation .....             (4,159,051)
                                                           -------------
              Net unrealized appreciation .......             78,388,161
                                                           -------------
              Distributable earnings ............          $  78,388,161
                                                           =============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax defferal of losses on wash sales.

For the year ended December 31, 2005, the Fund reclassified return of capital distributions of $5,744,237 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2. INVESTMENT TRANSACTIONS

During the year ended December 31, 2005, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $58,235,148 and $66,218,560, respectively.

3. TRANSACTIONS  WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser waived $456,628 of its investment advisory fees and reimbursed the Fund for $244,420 of Class A expenses, $63,849 of Class B expenses, $90,000 of Class C expenses, $13,572 of Class R expenses and $19,438 of Class I expenses during the year ended December 31, 2005. The Adviser has contractually agreed, until at least May 1, 2007, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class A, Class B and Class C shares at or below 0.99%, 1.74% and 1.74%, respectively, per annum. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class I shares at or below 0.74% per annum.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Investments (the Sub-Adviser), has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee. Accordingly, Ultimus received $349,477 for administration fees for the year ended December 31, 2005. As of December 31, 2005, the Fund owes Ultimus $30,200 for administration fees.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. Accordingly, Ultimus received $380,255 for transfer agent fees for the year ended December 31, 2005. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies. As of December 31, 2005, the Fund owes Ultimus $32,400 for transfer agent fees.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $4,000 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. Accordingly, Ultimus received $89,028 for accounting services fees for the year ended December 31, 2005. In

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities. As of December 31, 2005, the Fund owes Ultimus $7,900 for accounting services fees.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2005, the Underwriter earned $134,211 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $151,261 and $15,863 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the
Sub-Distributor to assist in the distribution of shares of the Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of the Fund, other than I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. During the year ended December 31, 2005, the Fund's Class A, Class B, and Class C shares paid distribution expenses of $518,599, $527,426, and $707,590, respectively. There is no plan of distribution for Class I shares.

4. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. BANK LINE OF CREDIT

The Fund has a secured $10,000,000 bank line of credit which originally matured on December 15, 2005. The bank has agreed to extend the bank line of credit under the same terms through the earlier of a renegotiated line of credit or February 28, 2006. Borrowings under this arrangement incurred interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the year ended December 31, 2005, the Fund incurred $10,220 of interest expense related to borrowings. Average debt outstanding for the year ended December 31, 2005 was $183,301. As of December 31, 2005, the Fund had no outstanding borrowings.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6. CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------
                                                                 YEAR ENDED    YEAR ENDED
                                                                DECEMBER 31,  DECEMBER 31,
                                                                    2005         2004
------------------------------------------------------------------------------------------
CLASS A
Shares sold ...................................................    3,949,525   10,767,486
Shares issued in reinvestment of distributions to shareholders     1,779,683    1,604,405
Shares redeemed ...............................................   (5,450,983) (11,104,355)
                                                                  ----------   ----------
Net increase (decrease) in shares outstanding .................      278,225    1,267,536
Shares outstanding, beginning of year .........................   17,797,772   16,530,236
                                                                  ----------   ----------
Shares outstanding, end of year ...............................   18,075,997   17,797,772
                                                                  ==========   ==========

CLASS B
Shares sold ...................................................      634,161    1,283,040
Shares issued in reinvestment of distributions to shareholders       425,393      342,984
Shares redeemed ...............................................     (641,944)    (425,371)
                                                                  ----------   ----------
Net increase in shares outstanding ............................      417,610    1,200,653
Shares outstanding, beginning of year .........................    4,245,889    3,045,236
                                                                  ----------   ----------
Shares outstanding, end of year ...............................    4,663,499    4,245,889
                                                                  ==========   ==========


CLASS C
Shares sold ...................................................    1,234,062    2,338,387
Shares issued in reinvestment of distributions to shareholders       560,205      467,519
Shares redeemed ...............................................   (1,261,722)    (840,284)
                                                                  ----------   ----------
Net increase in shares outstanding ............................      532,545    1,965,622
Shares outstanding, beginning of year .........................    5,693,097    3,727,475
                                                                  ----------   ----------
Shares outstanding, end of year ...............................    6,225,642    5,693,097
                                                                  ==========   ==========


CLASS R
Shares sold ...................................................        2,606        4,528
Shares issued in reinvestment of distributions to shareholders            62          468
Shares redeemed ...............................................       (7,664)        --
                                                                  ----------   ----------
Net increase (decrease) in shares outstanding .................       (4,996)       4,996
Shares outstanding, beginning of year .........................        4,996         --
                                                                  ----------   ----------
Shares outstanding, end of year ...............................         --          4,996
                                                                  ==========   ==========


CLASS I
Shares sold ...................................................       24,627       40,048
Shares issued in reinvestment of distributions to shareholders         6,570        4,254
Shares redeemed ...............................................      (22,513)      (1,041)
                                                                  ----------   ----------
Net increase in shares outstanding ............................        8,684       43,261
Shares outstanding, beginning of year .........................       50,000        6,739
                                                                  ----------   ----------
Shares outstanding, end of year ...............................       58,684       50,000
                                                                  ==========   ==========
------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================



To the Shareholders and Board of Trustees of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells S&P REIT Index Fund (the "Fund") of the Wells Family of Real Estate Funds, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the year ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 11, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
February 22, 2006

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                  POSITION HELD                    LENGTH OF
     TRUSTEE                            ADDRESS                            AGE    WITH THE TRUST                  TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
 *Leo F. Wells,  III       6200 The Corners  Parkway,  Norcross, GA        62     President and Trustee        Since January 1998
  Michael R. Buchanan      1630 Misty Oaks Drive,  Atlanta,  GA            58     Trustee                      Since September 2002
  Richard W. Carpenter     3491 Buckhead Loop,  Atlanta, GA                68     Trustee                      Since January 1998
  Bud Carter               100 Mount Shasta Lane,  Alpharetta, GA          67     Trustee                      Since May 1998
  William H. Keogler, Jr.  6631 N.W. 61st Avenue, Parkland, FL             60     Trustee                      Since April 2001
  Donald S. Moss           9165 Etching Overlook, Duluth, GA               70     Trustee                      Since May 1998
  Walter W.  Sessoms       5995 River Chase Circle NW, Atlanta, GA         72     Trustee                      Since January 1998
  Neil H. Strickland       4800 River Green Parkway, Duluth, GA            70     Trustee                      Since April 2001
  W. Wayne Woody           2277 Peachtree Road, NE, #807, Atlanta, GA      64     Trustee                      Since October 2003
  Jill W. Maggiore         6200 The Corners Parkway, Norcross, GA          47     Vice President and
                                                                                  Chief Compliance Officer     Since March 1999
  Douglas P.  Williams     6200 The Corners Parkway, Norcross, GA          55     Vice President and
                                                                                  Assistant Treasurer          Since February 2005
  Robert G. Dorsey         225 Pictoria Drive, Suite 450, Cincinnati, OH   48     Vice President               Since September 2000
  Mark J. Seger            225 Pictoria Drive, Suite 450, Cincinnati, OH   44     Treasurer                    Since September 2000
  John F. Splain           225 Pictoria Drive, Suite 450, Cincinnati, OH   49     Secretary                    Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust, the Wells S&P REIT Index Fund, and is also a Director of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc., real estate investment trusts. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); Wells Real Estate Advisory Services, Inc. and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also President of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.

Michael R. Buchanan is a retired Managing Director of Bank of America. He is a Director of D.R. Horton, Inc.

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is the former President of Commonwealth Oil Refining Co., Inc. (an oil refinery) and Realmark Holdings (a real estate company). He is also a Director of MidCountry Financial Corp.

Bud Carter is Chairman of The Executive Committee (an international management consultant).

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc.

Walter  W.   Sessoms  is  retired   former   Group   President   of  Bell  South
Telecommunications.

Neil H. Strickland is the President of Strickland General Agency, Inc. (an insurance agency), S.C.S.C. Inc. (a leasing company) and Town Insurance Agency (a financing company).

W. Wayne Woody is a retired Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of American HomePatient, Inc. (a home health care provider) and Gold Kist, Inc. (a poultry processor).

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================
Jill W. Maggiore is Vice President and Chief Compliance Officer of the Adviser and Vice President of Wells Investment Securities, Inc.

Douglas P. Williams is Vice President of the Adviser and Vice President, Secretary and Treasurer and a Director of Wells Investment Securities, Inc. He is also Executive Vice President, Secretary and Treasurer and a Director of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about members of the Board of Trustees and Executive Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended December 31, 2004. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate $27,886,842 as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2005 1099-DIV.

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each class of the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

WELLS S&P REIT INDEX FUND - CLASS A
-------------------------------------------------------------------------------------------
                                                  BEGINNING      ENDING
                                                   ACCOUNT       ACCOUNT       EXPENSES
                                                    VALUE         VALUE       PAID DURING
                                                JULY 1, 2005   DEC. 31, 2005    PERIOD*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return .................   $  1,000.00    $  1,042.80   $      5.10
Based on Hypothetical 5% Return
  (before expenses) .........................   $  1,000.00    $  1,020.21   $      5.04
-------------------------------------------------------------------------------------------
*    Expenses  are  equal  to the  Wells S&P Reit Index  Fund - Class A  annualized expense ratio  of 0.99% for the period,  multiplied  by the average  account  value  over  the period,  multiplied by 184/365 (to reflect the one-half year period).





                                                                                         23

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
===========================================================================================
WELLS S&P REIT INDEX FUND - CLASS B
-------------------------------------------------------------------------------------------
                                                  BEGINNING      ENDING
                                                   ACCOUNT       ACCOUNT       EXPENSES
                                                    VALUE         VALUE       PAID DURING
                                                JULY 1, 2005   DEC. 31, 2005    PERIOD*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return .................   $  1,000.00    $  1,039.00   $      8.94
Based on Hypothetical 5% Return
  (before expenses) .........................   $  1,000.00    $  1,016.43   $      8.84
-------------------------------------------------------------------------------------------
*    Expenses  are equal  to  the  Wells S&P Reit Index  Fund - Class B  annualized expense ratio of 1.74% for the period,  multiplied  by the average  account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS C
-------------------------------------------------------------------------------------------
                                                  BEGINNING      ENDING
                                                   ACCOUNT       ACCOUNT       EXPENSES
                                                    VALUE         VALUE       PAID DURING
                                                JULY 1, 2005   DEC. 31, 2005    PERIOD*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return .................   $  1,000.00    $  1,039.10   $      8.94
Based on Hypothetical 5% Return
  (before expenses) .........................   $  1,000.00    $  1,016.43   $      8.84
-------------------------------------------------------------------------------------------
*    Expenses  are  equal to  the Wells S&P Reit Index  Fund - Class C  annualized  expense ratio of 1.74% for  the  period,  multiplied  by  the  average  account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS I
-------------------------------------------------------------------------------------------
                                                  BEGINNING      ENDING
                                                   ACCOUNT       ACCOUNT       EXPENSES
                                                    VALUE         VALUE       PAID DURING
                                                JULY 1, 2005   DEC. 31, 2005    PERIOD*
-------------------------------------------------------------------------------------------
Based on Actual Fund Return .................   $  1,000.00    $  1,044.90   $      3.81
Based on Hypothetical 5% Return
  (before expenses) .........................   $  1,000.00    $  1,021.48   $      3.77
-------------------------------------------------------------------------------------------
*    Expenses  are  equal  to the Wells S&P Reit Index  Fund - Class I  annualized  expense ratio of  0.74%  for  the  period,  multiplied  by the average  account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

WELLS S&P REIT INDEX FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Fund's Advisory Agreement (the "Agreement") with the Adviser. Approval took place at an in-person meeting held on December 14, 2005, at which all of the Trustees were present.

The Independent Trustees were advised by counsel of their fiduciary obligations in approving the Agreement, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement will continue to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's key personnel and the operations and ownership of the Adviser. The Trustees also reviewed the responsibilities of the Adviser under the Agreement and considered the quality of the services provided to the Fund, including the Adviser's oversight of the sub-adviser and other service providers to the Fund. The Independent Trustees were advised and supported by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed and discussed the proposed continuance of the Agreement with management of the Adviser.

The Adviser provided the Board with information to assist the Trustees with analyzing the Fund's performance. As the Fund's investment objective is to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "Index"), the Fund's returns were compared to the returns of the Index over various periods. After reviewing these performance comparisons, it was the consensus of the Independent Trustees that there has been a high degree of correlation between the performance of the Fund and that of the Index. Based upon their review, the Trustees found that the Adviser has provided high-quality services and that the Fund has consistently adhered to its stated investment objective and strategies.

In reviewing the advisory fees and the total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for other similarly situated mutual funds. The Independent Trustees noted that the Fund's advisory fee before waivers (0.50%) is significantly less than the average computed by Morningstar for all real estate funds (0.79%), although most of the funds included in such average are actively managed funds rather than index funds. They further noted that the Fund's total expense ratios (0.99% for Class A shares and 1.74% for Class B and Class C shares) are less than the averages for real estate funds with front-end sales loads (1.46%) and with deferred sales loads (2.28%). The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

The Trustees also reviewed a recent balance sheet of the Adviser and an analysis of the Adviser's revenues and expenses with respect to its management of the Fund during 2005.

The Independent Trustees concluded that: (1) based on the performance of the Fund and the effectiveness of the Fund in achieving its stated objective, the Adviser has provided high quality services; (2) the advisory fees and overall operating expenses of the Fund are well below the averages for real estate funds, as calculated and published by Morningstar; (3) the Adviser's commitment to cap overall operating expenses by waiving a significant portion of its advisory fees and/or reimbursing expenses of the Fund has enabled the Fund to increase returns for shareholders and maintain an overall expense ratio that is competitive with similarly managed funds; and (4) at current assets levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve continuance of the Agreement. Rather, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that the advisory fees payable by the Fund under the Agreement are fair and reasonable. The Independent Trustees determined that it would be in the best interests of the Fund and its shareholders for the Adviser to continue to serve as investment adviser and unanimously voted to renew the Agreement for an additional annual period.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan
Richard W. Carpenter
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER
Rydex Investments
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

INDEPENDENT  REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581




================================================================================






                                     WELLS

                                      S&P

                                REIT INDEX FUND




================================================================================



                                 ANNUAL REPORT
                               DECEMBER 31, 2005




                                     WELLS

                               [GRAPHIC OMITTED]

                               REAL ESTATE FUNDS








================================================================================

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is W. Wayne Woody. Mr. Woody is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $49,500 and $47,700 with respect to the registrant's fiscal years ended December 31, 2005 and 2004, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,500 and 4,200 with respect to the registrant's fiscal years ended December 31, 2005 and 2004, respectively. The services comprising these fees are the preparation of the registrant's federal, state and local income and federal excise tax returns and the preparation of a request for a 30-day extension for providing registrant's shareholders with Forms 1099-DIV and 1099-B.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established maximum fee levels for the various services covered under the pre-approval policies and procedures.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended December 31, 2005 and 2004, aggregate non-audit fees of $15,400 and $8,300, respectively, were billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Leo F. Wells III
                           -------------------------------------------

                           Leo F. Wells III, President

Date          March 1, 2006
      ----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Leo F. Wells III
                           -------------------------------------------

                           Leo F. Wells III, President

Date          March 1, 2006
      ----------------------------------------





By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date          March 1, 2006
      ----------------------------------------



* Print the name and title of each signing officer under his or her signature.